Inventories (Details Narrative) $ in Thousands	12 Months Ended
	Apr. 30, 2025 USD ($) lb	Apr. 30, 2024 CAD ($) lb	Apr. 30, 2025 CAD ($)
Statement Line Items [Line Items]
Number Of Pounds Of Inventories Hold | lb	2,729,637	2,511,271
Current inventories		$ 187,090	$ 217,501
Yellow Cake [Member]
Statement Line Items [Line Items]
Maximum aggregate amount of options to aquire inventory	$ 21,250,000
Purchases of Inventories	0
Yellow Cake [Member] | Period between January 1, 2019 and January 1, 2028 | Minimum
Statement Line Items [Line Items]
Option to acquire inventory	2,500,000
Yellow Cake [Member] | Period between January 1, 2019 and January 1, 2028 | Maximum
Statement Line Items [Line Items]
Option to acquire inventory	$ 10,000,000